First Trust Short Duration High Income Fund
Portfolio of Investments
January 31, 2026 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES – 53.9%
	Advertising – 0.6%
$182,000	Clear Channel Outdoor Holdings, Inc. (a)	7.75%	04/15/28	$182,162
141,000	Clear Channel Outdoor Holdings, Inc. (a)	7.88%	04/01/30	148,537
56,000	Clear Channel Outdoor Holdings, Inc. (a)	7.13%	02/15/31	58,434
				389,133
	Aerospace & Defense – 1.8%
28,000	Carpenter Technology Corp. (a)	5.63%	03/01/34	28,449
288,000	TransDigm, Inc. (a)	6.63%	03/01/32	298,144
83,000	TransDigm, Inc. (a)	6.00%	01/15/33	84,621
683,000	TransDigm, Inc. (a)	6.38%	05/31/33	695,780
				1,106,994
	Alternative Carriers – 0.3%
148,000	Level 3 Financing, Inc. (a)	7.00%	03/31/34	153,419
	Apparel, Accessories & Luxury Goods – 0.1%
55,000	Under Armour, Inc. (a)	7.25%	07/15/30	56,308
	Application Software – 2.9%
188,000	Cloud Software Group, Inc. (a)	6.50%	03/31/29	187,019
549,000	Cloud Software Group, Inc. (a)	9.00%	09/30/29	555,012
267,000	Cloud Software Group, Inc. (a)	8.25%	06/30/32	271,832
49,000	Cloud Software Group, Inc. (a)	6.63%	08/15/33	47,021
336,000	Ellucian Holdings, Inc. (a)	6.50%	12/01/29	331,482
193,800	GoTo Group, Inc. (a)	5.50%	05/01/28	66,377
306,000	RingCentral, Inc. (a)	8.50%	08/15/30	321,517
				1,780,260
	Asset Management & Custody Banks – 0.4%
146,000	Osaic Holdings, Inc. (a)	6.75%	08/01/32	151,412
30,000	Osaic Holdings, Inc. (a)	6.75%	08/01/32	31,201
54,000	Osaic Holdings, Inc. (a)	8.00%	08/01/33	56,001
12,000	Osaic Holdings, Inc. (a)	8.00%	08/01/33	12,489
				251,103
	Broadcasting – 0.9%
285,000	Gray Television, Inc. (a)	4.75%	10/15/30	220,230
169,000	iHeartCommunications, Inc. (a)	4.75%	01/15/28	153,920
162,000	Sinclair Television Group, Inc. (a)	8.13%	02/15/33	167,664
				541,814
	Building Products – 2.1%
320,000	Builders FirstSource, Inc. (a)	6.38%	03/01/34	331,497
61,000	Builders FirstSource, Inc. (a)	6.75%	05/15/35	64,165
178,000	CP Atlas Buyer, Inc. (a)	9.75%	07/15/30	185,289
80,000	LBM Acquisition LLC (a)	9.50%	06/15/31	84,349
321,000	Standard Building Solutions, Inc. (a)	6.50%	08/15/32	331,212
142,000	Standard Building Solutions, Inc. (a)	6.25%	08/01/33	145,217
134,000	Standard Building Solutions, Inc. (a)	5.88%	03/15/34	133,958
				1,275,687
	Cable & Satellite – 1.9%
75,000	CCO Holdings, LLC / CCO Holdings Capital Corp. (a)	7.00%	02/01/33	75,779
678,000	DISH Network Corp. (a)	11.75%	11/15/27	702,047
326,148	EchoStar Corp.	10.75%	11/30/29	357,708
				1,135,534

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Casinos & Gaming – 0.5%
$50,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. (a)	4.63%	01/15/29	$48,380
194,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. (a)	6.75%	01/15/30	183,586
81,000	Scientific Games Holdings, L.P. / Scientific Games US Finance Co., Inc. (a)	6.63%	03/01/30	73,970
				305,936
	Commercial & Residential Mortgage Finance – 2.2%
59,000	Freedom Mortgage Holdings LLC (a)	9.25%	02/01/29	61,800
183,000	Freedom Mortgage Holdings LLC (a)	9.13%	05/15/31	193,709
108,000	Freedom Mortgage Holdings LLC (a)	8.38%	04/01/32	113,052
352,000	PennyMac Financial Services, Inc. (a)	6.75%	02/15/34	355,455
112,000	Rocket Cos, Inc. (a)	7.13%	02/01/32	117,106
188,000	Rocket Cos, Inc. (a)	6.38%	08/01/33	195,277
312,000	UWM Holdings LLC (a)	6.25%	03/15/31	310,224
				1,346,623
	Commercial Printing – 0.2%
243,000	LABL, Inc. (a) (b) (c)	8.63%	10/01/31	111,780
	Construction & Engineering – 0.4%
95,000	AECOM (a)	6.00%	08/01/33	97,385
30,000	Williams Scotsman, Inc. (a)	6.63%	04/15/30	31,104
83,000	Williams Scotsman, Inc. (a)	7.38%	10/01/31	86,587
				215,076
	Construction Materials – 1.1%
129,000	JH North America Holdings, Inc. (a)	6.13%	07/31/32	131,533
288,000	Quikrete Holdings, Inc. (a)	6.75%	03/01/33	299,354
251,000	Smyrna Ready Mix Concrete LLC (a)	8.88%	11/15/31	267,738
				698,625
	Consumer Finance – 1.0%
59,000	EZCORP, Inc. (a)	7.38%	04/01/32	62,999
499,000	FirstCash, Inc. (a)	6.88%	03/01/32	519,335
				582,334
	Data Processing & Outsourced Services – 0.2%
80,000	Block, Inc. (a)	5.63%	08/15/30	81,468
54,000	Block, Inc. (a)	6.00%	08/15/33	55,186
				136,654
	Education Services – 0.1%
54,000	Graham Holdings Co. (a)	5.63%	12/01/33	54,395
	Electric Utilities – 1.1%
126,000	Alpha Generation LLC (a)	6.75%	10/15/32	130,709
391,000	Alpha Generation LLC (a)	6.25%	01/15/34	393,774
78,000	NRG Energy, Inc. (a)	5.75%	01/15/34	78,554
78,000	NRG Energy, Inc. (a)	6.00%	01/15/36	78,851
				681,888
	Environmental & Facilities Services – 1.4%
129,000	Allied Universal Holdco LLC (a)	7.88%	02/15/31	135,838
188,000	Allied Universal Holdco LLC / Allied Universal Finance Corp. (a)	6.88%	06/15/30	195,363

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Environmental & Facilities Services (Continued)
$56,000	Clean Harbors, Inc. (a)	5.75%	10/15/33	$57,247
461,000	Waste Pro USA, Inc. (a)	7.00%	02/01/33	474,768
				863,216
	Fertilizers & Agricultural Chemicals – 0.2%
135,000	Scotts Miracle-Gro Co. (The)	4.38%	02/01/32	127,371
	Food Distributors – 0.4%
221,000	US Foods, Inc. (a)	5.75%	04/15/33	225,002
	Forest Products – 0.0%
12,000	Magnera Corp. (a)	7.25%	11/15/31	11,351
	Health Care Facilities – 1.2%
270,000	AHP Health Partners, Inc. (a)	5.75%	07/15/29	263,478
34,000	Concentra Health Services, Inc. (a)	6.88%	07/15/32	35,641
356,000	Select Medical Corp. (a)	6.25%	12/01/32	345,791
70,000	Tenet Healthcare Corp. (a)	5.50%	11/15/32	70,754
28,000	Tenet Healthcare Corp. (a)	6.00%	11/15/33	28,826
				744,490
	Health Care Services – 1.5%
509,000	Raven Acquisition Holdings LLC (a)	6.88%	11/15/31	510,733
404,000	Surgery Center Holdings, Inc. (a)	7.25%	04/15/32	407,258
				917,991
	Homebuilding – 0.7%
189,000	Ashton Woods USA LLC / Ashton Woods Finance Co. (a)	6.88%	08/01/33	190,844
177,000	Dream Finders Homes, Inc. (a)	6.88%	09/15/30	179,452
25,000	Installed Building Products, Inc. (a)	5.63%	02/01/34	25,206
				395,502
	Homefurnishing Retail – 0.0%
28,000	Wayfair LLC (a)	6.75%	11/15/32	28,963
	Housewares & Specialties – 0.3%
43,000	Newell Brands, Inc. (a)	8.50%	06/01/28	45,113
123,000	Newell Brands, Inc.	6.63%	05/15/32	120,545
				165,658
	Human Resource & Employment Services – 0.9%
400,000	TriNet Group, Inc. (a)	7.13%	08/15/31	412,578
235,000	ZipRecruiter, Inc. (a)	5.00%	01/15/30	163,254
				575,832
	Independent Power Producers & Energy Traders – 2.3%
1,042,000	Lightning Power LLC (a)	7.25%	08/15/32	1,109,651
86,000	Talen Energy Supply LLC (a)	6.25%	02/01/34	87,198
169,000	Talen Energy Supply LLC (a)	6.50%	02/01/36	173,345
				1,370,194
	Industrial Machinery & Supplies & Components – 0.8%
79,000	Gates Corp. (The) (a)	6.88%	07/01/29	82,222
289,000	Madison IAQ LLC (a)	5.88%	06/30/29	288,823
125,000	SPX FLOW, Inc. (a)	8.75%	04/01/30	128,511
				499,556

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Insurance Brokers – 9.1%
$705,000	Acrisure LLC / Acrisure Finance, Inc. (a)	7.50%	11/06/30	$730,272
250,000	Acrisure LLC / Acrisure Finance, Inc. (a)	6.75%	07/01/32	256,483
856,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer (a)	6.75%	10/15/27	858,939
231,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer (a)	6.50%	10/01/31	237,722
66,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer (a)	7.38%	10/01/32	68,407
755,000	Baldwin Insurance Group Holdings LLC / Baldwin Insurance Group Holdings Finance (a)	7.13%	05/15/31	776,887
620,000	HUB International Ltd. (a)	7.25%	06/15/30	647,220
625,000	HUB International Ltd. (a)	7.38%	01/31/32	655,082
929,000	Panther Escrow Issuer LLC (a)	7.13%	06/01/31	957,377
340,000	Ryan Specialty LLC (a)	5.88%	08/01/32	345,834
				5,534,223
	Interactive Media & Services – 0.7%
341,000	Snap, Inc. (a)	6.88%	03/15/34	348,538
60,000	ZoomInfo Technologies LLC / ZoomInfo Finance Corp. (a)	3.88%	02/01/29	54,903
				403,441
	Internet Services & Infrastructure – 0.6%
159,000	Cipher Compute LLC (a)	7.13%	11/15/30	164,034
174,000	Wulf Compute LLC (a)	7.75%	10/15/30	181,647
				345,681
	Investment Banking & Brokerage – 0.5%
84,000	Jane Street Group / JSG Finance, Inc. (a)	6.13%	11/01/32	85,601
210,000	Jane Street Group / JSG Finance, Inc. (a)	6.75%	05/01/33	218,528
				304,129
	IT Consulting & Other Services – 0.0%
28,000	CACI International, Inc. (a)	6.38%	06/15/33	29,086
	Leisure Facilities – 0.5%
62,000	Six Flags Entertainment Corp. (a)	7.25%	05/15/31	61,236
100,000	Six Flags Entertainment Corp. / Canada’s Wonderland Co. / Millenium Operations LLC (a)	8.63%	01/15/32	102,119
136,000	Six Flags Entertainment Corp. / Six Flags Theme Parks, Inc. / Canada’s Wonderland Co. (a)	6.63%	05/01/32	139,043
				302,398
	Life Sciences Tools & Services – 1.0%
198,000	Fortrea Holdings, Inc. (a)	7.50%	07/01/30	201,681
394,000	Star Parent, Inc. (a)	9.00%	10/01/30	416,349
				618,030
	Managed Health Care – 1.2%
710,000	Molina Healthcare, Inc. (a)	6.25%	01/15/33	715,492
	Movies & Entertainment – 0.4%
379,000	Warner Media Holdings, Inc.	5.14%	03/15/52	252,842
	Oil & Gas Refining & Marketing – 1.1%
109,000	Sunoco L.P. (a)	5.63%	03/15/31	109,719
251,000	Sunoco L.P. (a)	5.88%	03/15/34	251,786
160,000	Venture Global LNG, Inc. (a)	8.38%	06/01/31	163,755
150,000	Venture Global LNG, Inc. (a)	9.88%	02/01/32	158,688
				683,948

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Oil & Gas Storage & Transportation – 1.2%
$14,000	Venture Global Plaquemines LNG LLC (a)	7.50%	05/01/33	$15,358
61,000	Venture Global Plaquemines LNG LLC (a)	6.50%	01/15/34	63,334
446,000	Venture Global Plaquemines LNG LLC (a)	7.75%	05/01/35	497,557
132,000	Venture Global Plaquemines LNG LLC (a)	6.75%	01/15/36	138,432
				714,681
	Other Specialty Retail – 0.2%
66,000	PetSmart LLC / PetSmart Finance Corp. (a)	7.50%	09/15/32	67,721
54,000	PetSmart LLC / PetSmart Finance Corp. (a)	10.00%	09/15/33	56,236
				123,957
	Packaged Foods & Meats – 2.8%
106,000	BellRing Brands, Inc. (a)	7.00%	03/15/30	109,013
164,000	Fiesta Purchaser, Inc. (a)	7.88%	03/01/31	168,788
190,000	Fiesta Purchaser, Inc. (a)	9.63%	09/15/32	192,678
159,000	Lamb Weston Holdings, Inc. (a)	4.38%	01/31/32	151,607
160,000	Performance Food Group, Inc. (a)	6.13%	09/15/32	164,529
329,000	Post Holdings, Inc. (a)	6.25%	02/15/32	338,230
335,000	Post Holdings, Inc. (a)	6.38%	03/01/33	337,852
267,000	Post Holdings, Inc. (a)	6.50%	03/15/36	267,403
				1,730,100
	Paper & Plastic Packaging Products & Materials – 0.5%
208,000	Graphic Packaging International LLC (a)	6.38%	07/15/32	210,590
87,000	Sealed Air Corp. (a)	7.25%	02/15/31	90,700
				301,290
	Passenger Ground Transportation – 0.4%
213,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc. (a)	8.25%	01/15/30	220,610
	Real Estate Operating Companies – 0.7%
66,000	Service Properties Trust	5.50%	12/15/27	65,519
351,000	Service Properties Trust	8.88%	06/15/32	348,675
				414,194
	Real Estate Services – 0.2%
74,000	Cushman & Wakefield US Borrower LLC (a)	8.88%	09/01/31	78,909
56,000	Taylor Morrison Communities, Inc. (a)	5.75%	11/15/32	57,508
				136,417
	Research & Consulting Services – 0.8%
275,000	Clarivate Science Holdings Corp. (a)	4.88%	07/01/29	236,615
84,000	Neptune Bidsco US, Inc. (a)	9.29%	04/15/29	86,318
112,000	Neptune Bidsco US, Inc. (a)	10.38%	05/15/31	118,515
20,000	Neptune Bidsco US, Inc. (a)	9.50%	02/15/33	20,390
				461,838
	Security & Alarm Services – 0.5%
318,000	Brink’s Co. (The) (a)	6.75%	06/15/32	331,303
	Soft Drinks & Non-alcoholic Beverages – 0.1%
56,000	Primo Water Holdings, Inc. / Triton Water Holdings, Inc. (a)	6.25%	04/01/29	56,091
	Specialized Consumer Services – 0.6%
359,000	Wand NewCo 3, Inc. (a)	7.63%	01/30/32	377,667

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Systems Software – 0.2%
$121,000	Gen Digital, Inc. (a)	6.25%	04/01/33	$121,713
	Technology Hardware, Storage & Peripherals – 0.2%
144,000	Fair Isaac Corp. (a)	6.00%	05/15/33	146,809
	Trading Companies & Distributors – 2.4%
60,000	EquipmentShare.com, Inc. (a)	9.00%	05/15/28	62,778
286,000	EquipmentShare.com, Inc. (a)	8.00%	03/15/33	301,907
13,000	Herc Holdings, Inc. (a)	5.75%	03/15/31	13,100
196,000	Herc Holdings, Inc. (a)	7.25%	06/15/33	207,523
13,000	Herc Holdings, Inc. (a)	6.00%	03/15/34	13,073
143,351	Park River Holdings, Inc. (a)	8.75%	12/31/30	143,100
56,000	Park River Holdings, Inc. (a)	8.00%	03/15/31	57,747
508,000	QXO Building Products, Inc. (a)	6.75%	04/30/32	523,959
27,000	Synergy Infrastructure Holdings LLC (a)	7.88%	12/01/30	28,232
90,000	WESCO Distribution, Inc. (a)	6.38%	03/15/33	93,768
24,000	White Cap Supply Holdings LLC (a)	7.38%	11/15/30	24,943
				1,470,130
	Transaction & Payment Processing Services – 0.5%
269,000	Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. (a)	6.75%	08/15/32	274,581
15,000	WEX, Inc. (a)	6.50%	03/15/33	15,319
				289,900
	Total Corporate Bonds and Notes			32,834,659
	(Cost $32,664,997)
Principal Value	Description	Rate (d)	Stated Maturity (e)	Value
SENIOR FLOATING-RATE LOAN INTERESTS – 33.1%
	Advertising – 0.4%
86,813	Authentic Brands Group (ABG Intermediate Holdings 2 LLC), Refi Term Loan B, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	5.92%	12/21/28	86,873
172,923	WH Borrower LLC (WHP), Term Loan B, 3 Mo. CME Term SOFR + 4.50%, 0.50% Floor	8.39%	02/20/32	173,571
				260,444
	Aerospace & Defense – 1.1%
362,147	Phoenix Aviation Capital Ltd., Term Loan B, 3 Mo. CME Term SOFR + 3.25%, 0.00% Floor	6.92%	10/28/30	359,206
328,471	Vista Management Holding, Inc., Term Loan B, 3 Mo. CME Term SOFR + 3.75%, 0.00% Floor	7.41%	03/31/31	329,908
				689,114
	Application Software – 4.6%
50,198	Avalara, Inc., Term Loan B, 3 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.42%	03/29/32	49,320
118,467	ConnectWise LLC, Term Loan B, 3 Mo. CME Term SOFR + CSA + 3.50%, 0.50% Floor	7.43%	09/30/28	114,617
685,411	Darktrace PLC (Leia Finco US LLC), Second Lien Term Loan, 3 Mo. CME Term SOFR + 5.25%, 0.00% Floor	8.90%	10/09/32	679,773
354,291	Internet Brands, Inc. (Web MD / MH Sub I. LLC), Term Loan B-3, 1 Mo. CME Term SOFR + 4.25%, 0.50% Floor	7.92%	05/03/28	322,658
259,046	LogMeIn, Inc. (GoTo Group, Inc.), First Lien First Out TL, 3 Mo. CME Term SOFR + CSA + 4.75%, 0.00% Floor	8.57%	04/30/28	220,513

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Rate (d)	Stated Maturity (e)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Application Software (Continued)
$682,106	McAfee Corp. (Condor Merger Sub, Inc.), Term Loan B-1, 1 Mo. CME Term SOFR + 3.00%, 0.50% Floor	6.67%	03/01/29	$606,222
124,028	OSTTRA (Orion US Finco, Inc.), 1st Lien Term Loan B, 3 Mo. CME Term SOFR + 3.50%, 0.00% Floor	7.15%	10/10/32	124,248
149,417	Qlik Technologies (Project Alpha Intermediate Holding, Inc.), Second Lien Term Loan, 3 Mo. CME Term SOFR + 5.00%, 0.50% Floor	8.67%	05/08/33	119,533
100,804	Qlik Technologies (Project Alpha Intermediate Holding, Inc.), Term Loan B, 3 Mo. CME Term SOFR + 3.25%, 0.50% Floor	6.92%	10/28/30	94,001
168,604	SolarWinds Holdings, Inc. (Starlight Parent LLC), Term Loan B, 3 Mo. CME Term SOFR + 4.00%, 0.00% Floor	7.70%	04/16/32	156,801
163,693	X.AI LLC, Fixed Rate Term Loan	12.50%	06/30/30	177,744
104,475	X.AI LLC, Floating Rate Term Loan B, 3 Mo. CME Term SOFR + 7.25%, 0.00% Floor	11.12%	06/30/30	106,663
				2,772,093
	Asset Management & Custody Banks – 1.2%
373,740	Edelman Financial Engines Center LLC, Refi Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	6.67%	04/07/28	374,314
366,581	Edelman Financial Engines Center LLC, Second Lien Term Loan, 1 Mo. CME Term SOFR + 5.25%, 0.00% Floor	8.92%	10/06/28	367,651
				741,965
	Automotive Retail – 0.8%
457,851	Mavis Tire Express Services Topco Corp., Refi Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.75% Floor	6.67%	05/04/28	458,508
	Building Products – 0.3%
68,913	LBM Acquisition LLC, Term Loan B, 1 Mo. CME Term SOFR + CSA + 3.75%, 0.75% Floor	7.52%	06/06/31	66,508
91,575	LBM Acquisition LLC, Term Loan, 1 Mo. CME Term SOFR + 5.00%, 0.75% Floor	8.67%	06/06/31	91,676
				158,184
	Construction & Engineering – 0.3%
202,789	Green Infrastructure, Term Loan B, 3 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.42%	09/24/32	203,170
	Construction Materials – 0.5%
297,727	Quikrete Holdings, Inc., Term Loan B2 2029, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	5.92%	03/18/29	298,437
	Data Processing & Outsourced Services – 0.3%
71,862	Paysafe Holdings US Corp., Facility B1 Loan, 1 Mo. CME Term SOFR + CSA + 2.75%, 0.50% Floor	6.54%	06/28/28	67,371
134,497	Skopima Consilio Parent LLC, Refi Term Loan B, 1 Mo. CME Term SOFR + 3.75%, 0.50% Floor	7.42%	05/17/28	115,936
				183,307
	Diversified Support Services – 0.6%
193,174	Aggreko Holdings, Inc., Extended Term Loan B, 3 Mo. CME Term SOFR + 3.00%, 0.50% Floor	6.87%	05/21/31	192,661
178,771	Vestis Corp., Term Loan B-1, 3 Mo. CME Term SOFR + 2.25%, 0.00% Floor	6.07%	02/22/31	167,746
				360,407

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Rate (d)	Stated Maturity (e)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Education Services – 0.2%
$98,206	Prometric Holdings, Inc., Term Loan B, 1 Mo. CME Term SOFR + 3.75%, 0.00% Floor	7.42%	06/24/32	$98,492
	Electronic Equipment & Instruments – 0.5%
75,997	Convergint Technologies (DG Investment Intermediate Holdings 2, Inc.), Refi Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	6.92%	07/12/32	76,314
122,503	Convergint Technologies (DG Investment Intermediate Holdings 2, Inc.), Second Lien, 1 Mo. CME Term SOFR + 5.50%, 0.00% Floor	9.17%	07/31/33	123,115
111,891	VeriFone Systems, Inc., Extended Term Loan, 3 Mo. CME Term SOFR + CSA + 5.25%, 0.00% Floor	9.18%	08/21/28	103,779
				303,208
	Food Distributors – 0.1%
72,429	C&S Wholesale Grocers, Inc., Term Loan B, 3 Mo. CME Term SOFR + 5.00%, 0.00% Floor	8.67%	09/23/30	71,795
	Health Care Facilities – 0.8%
486,974	IVC Evidensia (VetStrategy Canada / IVC Acquisition Midco Ltd.), Term Loan B-12, 3 Mo. CME Term SOFR + 3.75%, 0.50% Floor	7.42%	12/06/28	487,766
	Health Care Services – 2.3%
314,963	Ensemble RCM LLC, Term Loan B, 3 Mo. CME Term SOFR + 3.00%, 0.00% Floor	6.67%	01/28/33	312,207
486,794	ExamWorks Group, Inc. (Electron Bidco), Extended Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.50% Floor	6.17%	01/29/33	487,670
616,381	Opella Healthcare Group (Opal U.S. LLC), Refi Term Loan B4 (USD), 3 Mo. CME Term SOFR + 3.00%, 0.00% Floor	6.69%	04/23/32	617,090
				1,416,967
	Health Care Technology – 2.7%
963,931	athenahealth Group, Inc., Refi Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.50% Floor	6.42%	02/15/29	953,188
672,123	Mediware (Wellsky / Project Ruby Ultimate Parent Corp.), Refi Term Loan B, 1 Mo. CME Term SOFR + CSA + 2.75%, 0.00% Floor	6.54%	03/10/28	668,450
				1,621,638
	Home Furnishings – 0.1%
53,565	Restoration Hardware (RH), Term Loan B-2, 1 Mo. CME Term SOFR + CSA + 3.25%, 0.50% Floor	7.02%	10/20/28	53,483
	Household Products – 0.2%
101,353	Essential Home (Lavender Dutch BorrowerCo BV), Term Loan B, 3 Mo. CME Term SOFR + 3.25%, 0.00% Floor	6.93%	12/31/32	101,818
	Industrial Machinery & Supplies & Components – 0.7%
424,050	TK Elevator US Newco, Inc., Term Loan B, 6 Mo. CME Term SOFR + 2.75%, 0.50% Floor	6.38%	04/30/30	425,615
	Insurance Brokers – 3.3%
58,067	Acrisure LLC, Term Loan B-6 2030, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	6.67%	11/06/30	57,973
49,838	CFC USA 2025, LLC, Term Loan B, 3 Mo. CME Term SOFR + 3.50%, 0.00% Floor	7.16%	07/01/32	47,720

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Rate (d)	Stated Maturity (e)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Insurance Brokers (Continued)
$310,902	CRC Insurance Group (f/k/a Truist Insurance), Second Lien Term Loan, 3 Mo. CME Term SOFR + 4.75%, 0.00% Floor	8.42%	05/06/32	$313,233
228,201	Goosehead Insurance Holdings LLC, Refi Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	6.68%	01/08/32	229,342
346,557	Hyperion Refinance Sarl, Refi Term Loan 2030, 1 Mo. CME Term SOFR + 2.75%, 0.50% Floor	6.42%	04/18/30	346,953
881,117	OneDigital Borrower LLC, Second Lien Term Loan, 1 Mo. CME Term SOFR + 5.25%, 0.50% Floor	8.92%	07/02/32	888,827
109,728	Trucordia Insurance Holdings LLC, Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	6.92%	06/17/32	109,249
				1,993,297
	Integrated Telecommunication Services – 0.5%
317,237	Numericable US LLC, Term Loan B-14, 3 Mo. CME Term SOFR + 6.88%, 0.00% Floor	10.55%	05/15/31	322,655
	Interactive Media & Services – 1.3%
434,984	Twitter, Inc. (X Corp.), Fixed Rate Term Loan B-3	9.50%	10/29/29	450,969
360,367	Twitter, Inc. (X Corp.), Term Loan B-1, 3 Mo. CME Term SOFR + CSA + 6.50%, 0.50% Floor	10.45%	10/26/29	360,330
				811,299
	IT Consulting & Other Services – 1.0%
635,992	Gainwell Acquisition Corp. (f/k/a Milano), Term Loan B, 3 Mo. CME Term SOFR + CSA + 4.00%, 0.75% Floor	7.77%	10/01/27	610,285
	Life Sciences Tools & Services – 0.9%
445,452	Parexel International Corp. (Phoenix Newco), Term Loan B, 1 Mo. CME Term SOFR + 2.75%, 0.50% Floor	6.42%	12/09/31	446,010
50,578	Sotera Health Holdings, LLC (Sterigenics), Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.00% Floor	6.17%	05/30/31	50,815
69,681	Syneos Health, Inc. (Star Parent, Inc.), Term Loan B, 3 Mo. CME Term SOFR + 4.00%, 0.00% Floor	7.67%	09/30/30	69,805
				566,630
	Metal, Glass & Plastic Containers – 0.3%
176,840	ProAmpac PG Borrower LLC, 2024 Refi Term Loan B, 3 Mo. CME Term SOFR + 4.00%, 0.75% Floor	7.67%-7.88%	09/15/28	177,245
	Other Specialty Retail – 1.2%
81,162	Bass Pro Group LLC (Great Outdoors Group LLC), Term Loan B-3, 1 Mo. CME Term SOFR + 3.25%, 0.75% Floor	6.92%	01/23/32	81,274
462,451	Petco Health and Wellness Company, Inc., Initial Term Loan B, 3 Mo. CME Term SOFR + CSA + 3.25%, 0.75% Floor	7.18%	03/04/28	462,338
111,680	PetSmart LLC, Term Loan B, 1 Mo. CME Term SOFR + 4.00%, 0.00% Floor	7.67%	08/18/32	111,777
86,367	Savers, Inc. (Evergreen AcqCo 1 L.P.), Term Loan B, 3 Mo. CME Term SOFR + 3.00%, 0.00% Floor	6.70%	09/15/32	86,691
				742,080
	Packaged Foods & Meats – 0.3%
149,519	Sauer Brands, Inc. (Savor Acquisition, Inc.), Term Loan B, 3 Mo. CME Term SOFR + 3.00%, 0.00% Floor	6.67%	02/19/32	150,189
	Paper & Plastic Packaging Products & Materials – 0.5%
305,160	Graham Packaging Co., Inc., Term Loan B, 1 Mo. CME Term SOFR + 2.25%, 0.00% Floor	5.92%	01/26/33	305,272

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Rate (d)	Stated Maturity (e)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Passenger Airlines – 0.7%
$340,745	American Airlines, Inc., Term Loan B 2027, 3 Mo. CME Term SOFR + CSA + 1.75%, 0.00% Floor	5.52%	01/29/27	$340,715
74,207	American Airlines, Inc. (AAdvantage Loyalty IP Ltd.), 2032 Term Loan, 3 Mo. CME Term SOFR + 3.25%, 0.00% Floor	6.92%	05/31/32	74,439
				415,154
	Research & Consulting Services – 0.4%
231,655	Camelot US Acquisition LLC, 2025 Incremental Term Loan, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	6.92%	01/31/31	219,782
	Restaurants – 1.0%
626,694	Whatabrands LLC, Term Loan B, 1 Mo. CME Term SOFR + 2.50%, 0.50% Floor	6.17%	08/03/28	626,888
	Security & Alarm Services – 1.4%
788,333	Garda World Security Corp., Term Loan B, 3 Mo. CME Term SOFR + 2.75%, 0.00% Floor	6.42%	02/01/29	788,332
86,264	LSF12 Crown US Commercial Bidco LLC, Refi Term Loan B, 1 Mo. CME Term SOFR + 3.00%, 0.00% Floor	6.68%	12/02/31	86,534
				874,866
	Semiconductor Materials & Equipment – 0.5%
295,356	Gryphon Debt Merger Sub, Inc., Term Loan B, 6 Mo. CME Term SOFR + 3.00%, 0.00% Floor	6.88%	09/12/32	294,850
	Specialty Chemicals – 0.5%
312,904	Highline Aftermarket Acquisition LLC, Refi Term Loan B, 3 Mo. CME Term SOFR + 3.50%, 0.75% Floor	7.32%	02/19/30	314,275
	Systems Software – 1.1%
75,574	Idera, Inc. (Flash Charm), Second Lien Term Loan, 3 Mo. CME Term SOFR + CSA + 6.75%, 0.75% Floor	10.75%	03/02/29	66,175
14,110	Kaseya, Inc., Second Lien Term Loan, 1 Mo. CME Term SOFR + 5.00%, 0.00% Floor	8.67%	03/20/33	13,581
193,800	KnowBe4, Inc., Term Loan B, 3 Mo. CME Term SOFR + 3.75%, 0.00% Floor	7.42%	07/26/32	187,017
318,376	Proofpoint, Inc., 2024 Refi Term Loan, 3 Mo. CME Term SOFR + 3.00%, 0.50% Floor	6.67%	08/31/28	316,686
101,590	SUSE (Marcel Bidco LLC), Refi Term Loan B9, Daily CME Term SOFR + 3.00%, 0.50% Floor	6.64%-6.87%	11/13/30	100,955
				684,414
	Trading Companies & Distributors – 0.5%
47,108	Veritiv Corp. (Verde Purchaser LLC), Term Loan B, 3 Mo. CME Term SOFR + 4.00%, 0.00% Floor	7.67%	11/29/30	46,231
281,254	White Cap Supply Holdings LLC, Term Loan B, 1 Mo. CME Term SOFR + 3.25%, 0.00% Floor	6.92%	10/29/29	281,103
				327,334
	Total Senior Floating-Rate Loan Interests			20,142,926
	(Cost $20,347,167)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES – 6.4%
	Aerospace & Defense – 0.5%
168,000	Bombardier, Inc. (a)	6.75%	06/15/33	176,676

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Aerospace & Defense (Continued)
$138,000	Phoenix Aviation Capital Ltd. (a)	9.25%	07/15/30	$144,735
				321,411
	Automotive Parts & Equipment – 0.3%
175,000	Clarios Global, L.P. / Clarios US Finance Co. (a)	6.75%	09/15/32	181,241
	Data Processing & Outsourced Services – 0.3%
216,000	Paysafe Finance PLC / Paysafe Holdings US Corp. (a)	4.00%	06/15/29	193,017
	Diversified Support Services – 0.1%
86,000	Albion Financing 1 SARL / Aggreko Holdings, Inc. (a)	7.00%	05/21/30	89,687
	Health Care Services – 0.2%
140,000	Opal Bidco SAS (a)	6.50%	03/31/32	142,949
	Homebuilding – 0.3%
175,000	Mattamy Group Corp. (a)	6.00%	12/15/33	172,075
	Insurance Brokers – 3.3%
713,000	Ardonagh Finco Ltd. (a)	7.75%	02/15/31	737,505
255,000	Ardonagh Group Finance Ltd. (a)	8.88%	02/15/32	263,155
533,000	Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden US Refinance LLC (a)	7.25%	02/15/31	551,618
201,000	Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden US Refinance LLC (a)	8.13%	02/15/32	205,023
78,000	Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden US Refinance LLC (a)	8.13%	02/15/32	79,561
172,000	Jones Deslauriers Insurance Management, Inc. (a)	8.50%	03/15/30	179,949
				2,016,811
	Metal, Glass & Plastic Containers – 0.2%
44,000	Canpack SA / Canpack US LLC (a)	3.88%	11/15/29	42,111
77,000	Trivium Packaging Finance B.V. (a)	8.25%	07/15/30	82,212
				124,323
	Packaged Foods & Meats – 0.6%
356,000	Froneri Lux FinCo SARL (a)	6.00%	08/01/32	360,844
	Specialized Consumer Services – 0.6%
327,000	Belron UK Finance PLC (a)	5.75%	10/15/29	333,400
	Total Foreign Corporate Bonds and Notes			3,935,758
	(Cost $3,897,946)

Shares	Description	Value
COMMON STOCKS – 0.0%
	Pharmaceuticals – 0.0%
26,696	Akorn, Inc. (b) (f) (g)	1,068
	(Cost $306,038)

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS – 4.4%
2,660,476	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.56% (h)	$2,660,476
	(Cost $2,660,476)
	Total Investments – 97.8%	59,574,887
	(Cost $59,876,624)
	Net Other Assets and Liabilities – 2.2%	1,336,638
	Net Assets – 100.0%	$60,911,525

(a)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2026, securities noted as such amounted to $35,497,757 or 58.3%
of net assets.

(b)	This issuer has filed for protection in bankruptcy court.
(c)	This issuer is in default and interest is not being accrued by the Fund.
(d)
Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the SOFR obtained from the U.S. Department of the Treasury’s Office of Financial Research or another major financial institution, (ii) the lending rate offered by one or more major European banks, (iii) the prime rate offered by one or more United States banks or (iv) the certificate of deposit rate. Certain Senior Loans are subject to a SOFR floor that establishes a minimum SOFR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical SOFR period, spread and floor, but different SOFR reset dates.

(e)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(f)
Security received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers (see Restricted Securities table).

(g)	Non-income producing security.
(h)	Rate shown reflects yield as of January 31, 2026.

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
SOFR	– Secured Overnight Financing Rate
USD	– United States Dollar

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•
Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•
Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•
Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust Short Duration High Income Fund
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of January 31, 2026 is as follows:
	Total Value at 1/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes*	$32,834,659	$—	$32,834,659	$—
Senior Floating-Rate Loan Interests*	20,142,926	—	20,142,926	—
Foreign Corporate Bonds and Notes*	3,935,758	—	3,935,758	—
Common Stocks*	1,068	—	1,068	—
Money Market Funds	2,660,476	2,660,476	—	—
Total Investments	$59,574,887	$2,660,476	$56,914,411	$—

*	See Portfolio of Investments for industry breakout.

Unfunded Loan Commitments
As of January 31, 2026, the Fund had the following unfunded loan commitment, which is categorized as Level 2 within the fair value hierarchy:
Borrower	Principal Value	Commitment Amount	Value	Unrealized Appreciation (Depreciation)
Sauer Brands, Inc. (Savor Acquisition, Inc.), Term Loan	$ 11,626	$ 11,663	$ 11,678	$ 15

Restricted Securities
As of January 31, 2026, the Fund held a restricted security as shown in the following table that the Advisor deemed illiquid pursuant to procedures adopted by the Trust’s Board of Trustees:
Security	Acquisition Date	Shares	Current Price	Carrying Cost	Value	% of Net Assets
Akorn, Inc.	10/15/20	26,696	$0.04	$306,038	$1,068	0.00%*
* Amount is less than 0.01%.